Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Loss Before Income Taxes	Loss before income taxes consisted of:
	For the Six Months Ended June 30,
	2023	2024
	RMB	RMB	US$
	(Unaudited)
Non-PRC	-	(6,113)	(841)
PRC	(5,834)	(20,403)	(2,808)
	(5,834)	(26,516)	(3,649)
Loss before income taxes consisted of:
	Years ended December 31,
	2022	2023
	RMB	RMB	US$
Non-PRC	-	(3,610)	(508)
PRC	(57,662)	(19,243)	(2,711)
	(57,662)	(22,853)	(3,219)

Schedule of Income Tax Expenses

The following table presents the composition of income tax expenses for the six months ended June 30, 2023 and 2024:

	For the Six Months Ended June 30,
	2023	2024
	RMB	RMB	US$
	(Unaudited)
Current income tax expense	1,344	-	-
	1,344	-	-

The following table presents the composition of income tax expenses for the years ended December 31, 2022 and 2023:

	Years ended December 31,
	2022	2023
	RMB	RMB	US$
Current income tax expense	(5)	(2,613)	(368)
Deferred income tax expense	-	-	-
	(5)	(2,613)	(368)

Schedule of Effective Tax Rate and the Statutory Income Tax Rate

The reconciliation of the effective tax rate and the statutory income tax rate applicable to PRC operations was as follow:

	Years ended December 31,
	2022	2023
	RMB	RMB	US$
Loss before provision for income taxes	(57,662)	(22,853)	(3,219)
Income tax benefit computed at an applicable tax rate of 25%	(14,416)	(5,713)	(805)
Prior year provision to return true up	3,800	-	-
Change in valuation allowance	10,611	3,100	437
	(5)	(2,613)	(368)

Schedule of Deferred Income Taxes Reflect the Net Tax Effects

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Group’s deferred tax assets and deferred tax liabilities were as follows:

	As of December 31, 2023	As of June 30, 2024
	RMB	RMB	US$
Deferred tax assets:
Intra-group transaction	32,051	40,448	5,566
Total deferred tax assets	32,051	40,448	5,566
Less: valuation allowance	(32,051)	(40,448)	(5,566)
Deferred tax assets, net	-	-	-
Significant components of the Group’s deferred tax assets and deferred tax liabilities were as follows:
	Years ended December 31,
	2022	2023
	RMB	RMB	US$
Deferred tax assets:
Intra-group transaction	35,151	32,051	4,514
Total deferred tax assets	35,151	32,051	4,514
Less: valuation allowance	(35,151)	(32,051)	(4,514)
Deferred tax assets, net	-	-	-

Schedule of Net Operating Tax Loss Carry Forwards

As of December 31, 2023, net operating tax loss carry forwards in PRC is expected to expire as follows:

	As of December 31, 2023
	RMB	US$
Net Operating Tax Loss Carry Forward:
2024	21,197	2,986
2025	12,820	1,806
2026	15,059	2,121
2027	39,743	5,598
2028	26,873	3,785
	115,692	16,296